United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | CAPAX	B | CAPBX	C | CAPCX
	F | CAPFX	R | CAPRX	Institutional | CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Capital Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	36.7%
Domestic Fixed-Income Securities	23.1%
International Fixed-Income Securities	12.9%
U.S. Government Agency Mortgage-Backed Securities	12.6%
Foreign Governments/Agencies	5.0%
International Equity Securities	3.8%
Non-Agency Mortgage-Backed Securities	2.3%
Derivative Contracts[2]	(0.6)%
Other Security Type[3]	0.1%
Cash Equivalents[4]	1.8%
Other Assets and Liabilities—Net[5]	2.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Other Security Type consists of option contracts.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2019, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Utilities	15.1%
Communication Services	15.0%
Industrials	13.8%
Financials	9.4%
Information Technology	9.3%
Real Estate	8.0%
Energy	7.5%
Materials	7.2%
Health Care	5.8%
Consumer Discretionary	5.4%
Consumer Staples	3.5%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—36.9%
	Communication Services—3.7%
423,542	AT&T, Inc.	$12,951,914
340,436	Comcast Corp., Class A	13,957,876
207,407	Lions Gate Entertainment Corp.	2,853,920
119,071	News Corp., Inc.	1,356,219
38,590	Nippon Telegraph & Telephone Corp.	1,726,896
63,824	Sinclair Broadcast Group, Inc.	3,426,072
168,317	Verizon Communications, Inc.	9,148,029
	TOTAL	45,420,926
	Consumer Discretionary—4.1%
45,069	Carnival Corp.	2,307,082
18,560	Columbia Sportswear Co.	1,740,557
111,279	D. R. Horton, Inc.	4,758,290
99,840	Designer Brands, Inc., Class A	1,806,106
152,599	eBay, Inc.	5,482,882
35,648	Foot Locker, Inc.	1,402,749
10,748	Home Depot, Inc.	2,040,508
148,200	Isuzu Motors Ltd.	1,617,646
49,017	McDonald's Corp.	9,718,600
21,719	Royal Caribbean Cruises Ltd.	2,644,505
89,200	Suzuki Motor Corp.	4,248,800
46,094	TJX Cos., Inc.	2,318,067
56,616	Tapestry, Inc.	1,616,953
33,819	Toyota Motor Credit Corp., ADR	3,976,438
27,806	Tractor Supply Co.	2,802,289
18,283	Yum! Brands, Inc.	1,871,265
	TOTAL	50,352,737
	Consumer Staples—2.4%
53,974	British American Tobacco PLC	1,873,646
97,738	Coty, Inc. - CL A	1,206,087
14,376	Kimberly-Clark Corp.	1,838,547
117,141	Kroger Co.	2,671,986
17,457	Medifast, Inc.	2,251,080
31,249	Mondelez International, Inc.	1,589,012
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Consumer Staples—continued
22,253	Nu Skin Enterprises, Inc., Class A	$1,038,993
76,981	Philip Morris International, Inc.	5,937,544
63,256	Walgreens Boots Alliance, Inc.	3,121,051
70,296	WalMart, Inc.	7,130,826
	TOTAL	28,658,772
	Energy—2.7%
17,096	Chevron Corp.	1,946,380
28,532	Cimarex Energy Co.	1,631,745
65,445	ConocoPhillips	3,858,637
75,903	Devon Energy Corp.	1,909,719
82,856	Equinor ASA - Sponsored ADR	1,586,692
38,277	Exxon Mobil Corp.	2,708,863
56,931	Hess Corp.	3,180,166
39,179	HollyFrontier Corp.	1,488,018
129,146	Marathon Oil Corp.	1,698,270
25,835	Marathon Petroleum Corp.	1,188,152
59,458	PBF Energy, Inc.	1,569,691
67,350	Patterson-UTI Energy, Inc.	715,931
18,491	Phillips 66	1,494,073
92,565	RPC, Inc.	688,684
114,382	Repsol SA, ADR	1,824,393
47,960	Royal Dutch Shell PLC, ADR, Class A	2,964,408
34,338	Valero Energy Corp.	2,417,395
	TOTAL	32,871,217
	Financials—5.1%
40,299	Aflac, Inc.	2,067,339
30,606	Allstate Corp.	2,923,179
30,705	Artisan Partners Asset Management, Inc.	726,173
175,502	Aviva PLC	899,052
345,104	Bank of America Corp.	9,179,766
21,247	Capital One Financial Corp.	1,824,480
62,042	Citigroup, Inc.	3,855,910
36,518	Comerica, Inc.	2,513,169
26,775	Discover Financial Services	1,996,076
17,259	East West Bancorp, Inc.	737,305
13,689	Evercore, Inc., Class A	1,057,202
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
7,835	Goldman Sachs Group, Inc.	$1,429,809
192,468	Huntington Bancshares, Inc.	2,434,720
98,384	JPMorgan Chase & Co.	10,424,769
31,187	Kemper Corp.	2,588,209
30,056	LPL Investment Holdings, Inc.	2,411,092
76,633	Morgan Stanley	3,118,197
72,109	Navient Corp.	940,301
21,526	PacWest Bancorp	782,255
20,346	Popular, Inc.	1,062,265
22,102	Raymond James Financial, Inc.	1,825,183
51,596	The Hartford Financial Services Group, Inc.	2,717,045
40,466	Virtual Financial, Inc.	931,527
67,594	Wells Fargo & Co.	2,999,146
18,506	Zions Bancorporation, N.A.	797,054
	TOTAL	62,241,223
	Health Care—4.3%
26,178	AbbVie, Inc.	2,008,114
24,732	Allergan PLC	3,015,078
26,451	AmerisourceBergen Corp.	2,059,475
6,755	Amgen, Inc.	1,126,059
15,094	Anthem, Inc.	4,195,830
69,654	Bristol-Myers Squibb Co.	3,160,202
48,516	Cardinal Health, Inc.	2,041,068
15,100	Eisai Co. Ltd.	885,647
34,588	Encompass Health Corp.	2,037,925
40,866	Gilead Sciences, Inc.	2,543,909
15,498	HCA Healthcare, Inc.	1,874,638
81,890	Johnson & Johnson	10,739,873
22,729	McKesson Corp.	2,776,120
19,442	Medtronic PLC	1,799,940
101,946	Merck & Co., Inc.	8,075,143
46,759	Patterson Cos., Inc.	982,874
22,048	Perrigo Co.	926,457
49,787	Pfizer, Inc.	2,067,156
	TOTAL	52,315,508
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Industrials—2.3%
281,542	ADT, Inc.	$1,647,021
22,130	Caterpillar, Inc.	2,651,395
8,753	Cummins, Inc.	1,319,602
15,154	Deere & Co.	2,124,136
55,095	Delta Air Lines, Inc.	2,837,393
13,316	Expeditors International Washington, Inc.	926,660
21,995	Fluor Corp.	609,701
9,855	Forward Air Corp.	550,205
165,747	GrafTech International Ltd.	1,642,553
30,708	Healthcare Services Group, Inc.	970,680
6,334	Honeywell International, Inc.	1,040,740
51,912	International Consolidated Airlines Group SA, ADR	584,010
9,511	Lockheed Martin Corp.	3,219,854
21,934	Raytheon Co.	3,827,483
9,011	Rockwell Automation, Inc.	1,341,287
17,481	Simpson Manufacturing Co., Inc.	1,063,544
26,682	Southwest Airlines Co.	1,270,063
	TOTAL	27,626,327
	Information Technology—6.1%
74,800	Advantest Corp.	1,733,741
16,337	Analog Devices, Inc.	1,578,481
50,225	Apple, Inc.	8,792,891
53,854	Applied Materials, Inc.	2,083,611
18,736	Broadcom, Inc.	4,714,727
207,929	Cisco Systems, Inc.	10,818,546
122,919	DXC Technology Co.	5,843,569
17,660	Fidelity National Information Services, Inc.	2,124,498
15,992	IBM Corp.	2,030,824
205,899	Intel Corp.	9,067,792
19,550	KLA-Tencor Corp.	2,015,018
58,590	Microsoft Corp.	7,246,411
22,769	NXP Semiconductors NV	2,007,315
153,268	Oracle Corp.	7,755,361
41,946	Qualcomm, Inc.	2,802,832
166,600	Ricoh Co. Ltd.	1,609,205
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Information Technology—continued
19,197	Texas Instruments, Inc.	$2,002,439
	TOTAL	74,227,261
	Materials—1.5%
23,180	Albemarle Corp.	1,467,294
132,200	Anglo American PLC, ADR	1,593,671
88,550	CF Industries Holdings, Inc.	3,563,252
26,100	Dow, Inc.	1,220,436
78,301	DuPont de Nemours Inc.	2,389,746
153,059	Freeport-McMoRan, Inc.	1,486,203
30,492	Nucor Corp.	1,463,616
78,771	Owens-Illinois, Inc.	1,260,336
41,581	Southern Copper Corp.	1,402,527
66,632	UPM - Kymmene Oyj	1,664,790
19,376	Westlake Chemical Corp.	1,110,051
	TOTAL	18,621,922
	Real Estate—2.6%
31,307	Cyrusone, Inc.	1,848,365
24,022	Digital Realty Trust, Inc.	2,827,870
48,956	Duke Realty Corp.	1,473,086
10,706	Equinix, Inc.	5,200,868
125,153	Invitation Homes, Inc.	3,207,671
27,730	National Retail Properties, Inc.	1,484,387
50,250	ProLogis, Inc.	3,701,917
25,224	Regency Centers Corp.	1,663,775
13,351	Simon Property Group, Inc.	2,164,064
60,865	Sun Communities, Inc.	7,685,424
	TOTAL	31,257,427
	Utilities—2.1%
15,456	American Electric Power Co., Inc.	1,331,071
13,351	American Water Works Co., Inc.	1,508,930
21,310	Consolidated Edison Co.	1,839,053
31,220	Dominion Energy, Inc.	2,347,120
33,854	Duke Energy Corp.	2,898,241
16,952	Edison International	1,006,440
45,802	Exelon Corp.	2,202,160
12,904	NRG Energy, Inc.	439,252
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—continued
19,509	NextEra Energy, Inc.	$3,866,879
37,474	PPL Corp.	1,115,226
26,666	Public Service Enterprises Group, Inc.	1,566,894
44,389	Southern Co.	2,374,812
18,707	UGI Corp.	965,468
36,509	Xcel Energy, Inc.	2,093,426
	TOTAL	25,554,972
	TOTAL COMMON STOCKS (IDENTIFIED COST $464,705,203)	449,148,292
	CORPORATE BONDS—4.9%
	Basic Industry - Chemicals—0.1%
$350,000	Albemarle Corp., 4.150%, 12/1/2024	366,098
400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	413,915
	TOTAL	780,013
	Capital Goods - Aerospace & Defense—0.1%
450,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	458,446
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	317,792
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	302,454
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	370,650
	TOTAL	1,449,342
	Capital Goods - Building Materials—0.0%
100,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	98,950
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	175,004
	TOTAL	273,954
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	237,748
	Capital Goods - Diversified Manufacturing—0.0%
500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	504,215
	Communications - Cable & Satellite—0.1%
400,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	426,024
230,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	231,279
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	400,344
400,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	423,964
	TOTAL	1,481,611
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.1%
$300,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	$300,512
135,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	147,757
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	244,080
	TOTAL	692,349
	Communications - Telecom Wireless—0.1%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	381,470
210,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	223,458
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	328,659
265,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	275,146
	TOTAL	1,208,733
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	212,280
400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	422,698
350,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	361,669
406,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	435,631
	TOTAL	1,432,278
	Communications Equipment—0.6%
9,328,321	Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	7,519,457
	Consumer Cyclical - Automotive—0.1%
400,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.850%, 1/6/2022	400,167
300,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	271,379
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	221,635
300,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	311,413
	TOTAL	1,204,594
	Consumer Cyclical - Retailers—0.1%
370,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	380,229
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	319,727
350,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	356,356
	TOTAL	1,056,312
	Consumer Cyclical - Services—0.1%
400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	407,884
400,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	418,693
200,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	200,242
300,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	318,075
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	$80,034
	TOTAL	1,424,928
	Consumer Non-Cyclical - Food/Beverage—0.2%
400,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	413,085
230,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	227,050
120,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	123,679
400,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	411,899
150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 144A, 5.085%, 5/25/2048	160,703
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	141,668
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	114,759
180,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	190,165
400,000	PepsiCo, Inc., 2.750%, 4/30/2025	405,352
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	195,385
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	96,272
	TOTAL	2,480,017
	Consumer Non-Cyclical - Health Care—0.0%
500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	520,265
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
250,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	295,561
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	318,103
400,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	407,046
400,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	422,787
175,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	181,517
500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	380,937
	TOTAL	2,005,951
	Consumer Non-Cyclical - Products—0.0%
270,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	265,746
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	188,049
	Consumer Non-Cyclical - Tobacco—0.1%
250,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	261,321
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	363,818
	TOTAL	625,139
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Diversified Financial Services—0.5%
$5,400,000	AXA Equitable Holdings, Inc., Conv. Bond, 144A, 7.250%, 5/15/2021	$5,513,832
	Energy - Independent—0.1%
280,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	292,416
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	321,250
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	306,222
	TOTAL	919,888
	Energy - Integrated—0.0%
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	244,038
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	215,858
	TOTAL	459,896
	Energy - Midstream—0.1%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	206,756
305,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	311,790
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	86,705
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	255,010
400,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	420,004
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	230,878
	TOTAL	1,511,143
	Energy - Oil Field Services—0.0%
145,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	149,386
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	141,695
	Financial Institution - Banking—0.7%
390,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	392,643
1,000,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,033,329
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	401,079
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	129,852
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	500,608
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	797,857
250,000	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	260,024
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	254,027
400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	423,978
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	1,006,286
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	$512,190
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	303,210
900,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	929,541
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	400,313
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	203,979
650,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	763,341
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	545,302
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	203,225
	TOTAL	9,060,784
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
125,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	135,564
500,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	505,915
400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	407,441
	TOTAL	1,048,920
	Financial Institution - Finance Companies—0.1%
400,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	424,672
350,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	333,348
	TOTAL	758,020
	Financial Institution - Insurance - Health—0.0%
200,000	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	209,081
200,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	205,353
	TOTAL	414,434
	Financial Institution - Insurance - Life—0.2%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	205,284
350,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	331,882
450,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	469,533
500,000	MET Life Global Funding I, 144A, 3.875%, 4/11/2022	518,813
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	227,365
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	319,197
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	386,272
	TOTAL	2,458,346
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.1%
$400,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	$399,278
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	93,566
311,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	331,680
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	403,210
	TOTAL	1,227,734
	Financial Institution - REIT - Apartment—0.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	405,969
450,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	464,204
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,330
450,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	464,341
	TOTAL	1,354,844
	Financial Institution - REIT - Healthcare—0.1%
400,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	405,205
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	196,080
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	202,536
	TOTAL	803,821
	Financial Institution - REIT - Office—0.1%
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	417,677
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	326,073
	TOTAL	743,750
	Financial Institution - REIT - Retail—0.1%
390,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	399,217
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,659
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	168,767
	TOTAL	588,643
	Technology—0.1%
130,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	133,261
250,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	247,352
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	212,013
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	255,206
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	204,054
400,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	407,541
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$166,916
	TOTAL	1,626,343
	Transportation - Railroads—0.0%
423,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.850%, 11/15/2023	437,202
	Transportation - Services—0.1%
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	253,374
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	341,815
	TOTAL	595,189
	Utility - Electric—0.3%
400,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	405,160
400,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	400,856
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	341,821
590,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	595,955
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	83,912
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	300,242
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	234,157
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	134,539
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	151,664
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	294,687
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	299,550
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	291,572
	TOTAL	3,534,115
	Utility - Natural Gas—0.1%
400,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	394,445
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	255,289
	TOTAL	649,734
	TOTAL CORPORATE BONDS (IDENTIFIED COST $55,577,798)	59,348,420
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
	Financial Services—0.5%
1,025,000	Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,040,394
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Financial Services—continued
$2,500,000	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A2, 2.673%, 3/25/2026	$2,525,149
2,770,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	2,823,386
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,784,635)	6,388,929
	PREFERRED STOCKS—4.5%
	Financials—0.9%
53,500	Assurant, Inc., Conv. Pfd., 6.500%, 3/15/2021, Annual Dividend $6.50	5,695,610
120,477	New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/1/2051, Annual Dividend $3.00	5,738,320
	TOTAL	11,433,930
	Health Care—1.3%
77,434	Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.13	4,751,350
98,347	Becton Dickinson and Co., Conv. Pfd., 6.125%, 5/1/2020, Annual Dividend $3.06	5,720,845
5,000	Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	5,264,700
	TOTAL	15,736,895
	Industrials—1.0%
94,871	Rexnord Corp., Conv. Pfd., Series A, 5.750%, 11/15/2019, Annual Dividend $2.88	5,203,674
75,000	Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 5/15/2020, Annual Dividend $5.38	6,993,000
	TOTAL	12,196,674
	Real Estate—0.5%
4,800	Crown Castle International Corp., Conv Pfd., Series A, 6.875%, 8/1/2020, Annual Dividend $68.75	5,691,456
	Utilities—0.8%
42,302	American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.06	2,237,353
60,536	Aqua America, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	3,356,116
40,000	Sempra Energy, Conv. Pfd., Series A, 6.000%, 1/15/2021, Annual Dividend $6.00	4,356,800
	TOTAL	9,950,269
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $52,397,889)	55,009,224
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
$2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	$3,037,392
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	964,640
1,225,000	[1]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR + 0.000%), 11/15/2061	1,367,929
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,186,410
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,586,616
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	418,255
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,013,208
2,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	2,007,188
1,400,000		Federal Home Loan Mortgage Corp. REMIC, Series K060, Class A2, 3.300%, 10/25/2026	1,469,029
2,000,000		Federal National Mortgage Association REMIC, Series 2016-M11, Class A2, 2.369%, 7/25/2026	1,967,870
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,038,887
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	581,638
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	2,096,849
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,624,295)	21,735,911
		PURCHASED PUT OPTIONS—0.1%
5,500		iShares 20+ Year Treasury Bond ETF, Notional Amount $72,506,500, Exercise Price $123.00, Expiration Date 6/21/2019	16,500
850		SPDR S&P 500 ETF Trust, Notional Amount $23,397,950, Exercise Price $280.00, Expiration Date 6/21/2019	640,900
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $434,970)	657,400
		WARRANT—0.0%
		Materials—0.0%
4,803	[2]	Hercules, Inc., 03/31/2029 (IDENTIFIED COST $0)	293,527
		INVESTMENT COMPANIES—50.8%
18,633,281		Emerging Markets Core Fund	180,183,822
2,848,014		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.46%[3]	2,848,584
16,123,075		Federated Mortgage Core Portfolio	158,006,137
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
45,075,938	High Yield Bond Portfolio	$278,118,538
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $665,985,866)	619,157,081
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,267,510,656)[4]	1,211,738,784
	OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	5,495,832
	TOTAL NET ASSETS—100%	$1,217,234,616
At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]United States Treasury Note 2-Year Long Futures	670	$143,830,157	September 2019	$841,228
[2]United States Treasury Note 5-Year Long Futures	79	$9,272,008	September 2019	$110,299
2S&P 500 E-mini Index Short Futures	486	$66,888,180	June 2019	$1,012,276
[2]United States Treasury Note 10-Year Short Futures	230	$29,152,500	September 2019	$(465,673)
[2]United States Treasury Note 10-Year Ultra Short Futures	200	$27,309,375	September 2019	$(586,607)
[2]United States Treasury Ultra Bond Short Futures	42	$7,382,813	September 2019	$(332,157)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$579,366
At May 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Digital Realty Trust, Inc. (Call Option)	240	$2,825,280	June 2019	$130.00	$(1,200)
SPDR S&P 500 ETF Trust (PUT-Option)	850	$23,397,950	June 2019	$265.00	$(151,300)
(PREMIUMS RECEIVED $78,395)					$(152,500)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	20,858,370	448,239	(2,673,328)
Federated Mortgage Core Portfolio	16,289,026	260,688	(426,639)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	12,177,918	194,755,594	(204,085,498)
High Yield Bond Portfolio	50,067,818	4,356,082	(9,347,962)
TOTAL OF AFFILIATED TRANSACTIONS	99,393,132	199,820,603	(216,533,427)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
18,633,281	$180,183,822	$5,154,220	$4,124,017	$5,402,035
16,123,075	$158,006,137	$5,558,171	$ (46,220)	$2,732,935
2,848,014	$2,848,584	$—	$ (367)	$56,006
45,075,938	$278,118,538	$5,520,134	$1,488,104	$9,645,137
82,680,308	$619,157,081	$16,232,525	$5,565,534	$17,836,113
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,266,883,299.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$59,348,420	$—	$59,348,420
Commercial Mortgage-Backed Securities	—	6,388,929	—	6,388,929
Collateralized Mortgage Obligations	—	21,735,911	—	21,735,911
Equity Securities:
Common Stocks
Domestic	415,887,150	—	—	415,887,150
International	17,001,721	16,259,421	—	33,261,142
Preferred Stocks
Domestic	55,009,224	—	—	55,009,224
Purchased Put Options	657,400	—	—	657,400
Warrant	—	293,527	—	293,527
Investment Companies[1]	2,848,584	—	—	619,157,081
TOTAL SECURITIES	$491,404,079	$104,026,208	$—	1,211,738,784
Other Financial Instruments
Assets:
Futures Contracts	$1,963,803	$—	$—	$1,963,803
Written Options	—	—	—	—
Liabilities:
Futures Contracts	(1,384,437)	—	—	(1,384,437)
Written Options	(152,500)	—	—	(152,500)
TOTAL OTHER FINANCIAL INSTRUMENTS	$426,866	$—	$—	$426,866
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $616,308,497 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.64	$8.11	$7.61	$7.69	$8.58	$8.60
Income From Investment Operations:
Net investment income[1]	0.14	0.32	0.30	0.32	0.44	0.52
Net realized and unrealized gain (loss)	(0.03)	(0.46)	0.52	(0.04)	(0.94)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.11	(0.14)	0.82	0.28	(0.50)	0.49
Less Distributions:
Distributions from net investment income	(0.14)	(0.33)	(0.32)	(0.36)	(0.39)	(0.51)
Net Asset Value, End of Period	$7.61	$7.64	$8.11	$7.61	$7.69	$8.58
Total Return[2]	1.44%	(1.79)%	10.94%	3.82%	(6.01)%	5.78%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.88%	0.88%	0.89%[4]	0.90%[4]	0.89%
Net investment income	3.66%[3]	4.05%	3.80%	4.32%	5.42%	5.94%
Expense waiver/reimbursement[5]	0.19%[3]	0.18%	0.16%	0.16%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$449,897	$487,934	$614,835	$824,013	$1,005,246	$1,055,328
Portfolio turnover	27%	105%	51%	71%	89%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.89% and 0.90% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.65	$8.13	$7.63	$7.71	$8.59	$8.62
Income From Investment Operations:
Net investment income[1]	0.11	0.26	0.24	0.26	0.38	0.45
Net realized and unrealized gain (loss)	(0.03)	(0.47)	0.52	(0.04)	(0.94)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.21)	0.76	0.22	(0.56)	0.42
Less Distributions:
Distributions from net investment income	(0.11)	(0.27)	(0.26)	(0.30)	(0.32)	(0.45)
Net Asset Value, End of Period	$7.62	$7.65	$8.13	$7.63	$7.71	$8.59
Total Return[2]	1.02%	(2.66)%	10.07%	3.02%	(6.60)%	4.87%
Ratios to Average Net Assets:
Net expenses	1.70%[3]	1.64%	1.64%	1.65%[4]	1.66%[4]	1.64%
Net investment income	2.85%[3]	3.28%	3.04%	3.55%	4.66%	5.19%
Expense waiver/reimbursement[5]	0.14%[3]	0.18%	0.18%	0.18%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,442	$69,110	$88,136	$92,748	$93,803	$92,686
Portfolio turnover	27%	105%	51%	71%	89%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.64	$8.11	$7.61	$7.69	$8.58	$8.60
Income From Investment Operations:
Net investment income[1]	0.11	0.26	0.24	0.26	0.38	0.45
Net realized and unrealized gain (loss)	(0.03)	(0.46)	0.52	(0.04)	(0.95)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.20)	0.76	0.22	(0.57)	0.43
Less Distributions:
Distributions from net investment income	(0.11)	(0.27)	(0.26)	(0.30)	(0.32)	(0.45)
Net Asset Value, End of Period	$7.61	$7.64	$8.11	$7.61	$7.69	$8.58
Total Return[2]	1.03%	(2.55)%	10.09%	3.03%	(6.72)%	5.02%
Ratios to Average Net Assets:
Net expenses	1.69%[3]	1.64%	1.64%	1.65%[4]	1.66%[4]	1.64%
Net investment income	2.86%[3]	3.29%	3.04%	3.56%	4.66%	5.19%
Expense waiver/reimbursement[5]	0.14%[3]	0.17%	0.16%	0.16%	0.15%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$367,789	$423,771	$599,819	$784,221	$989,215	$1,025,161
Portfolio turnover	27%	105%	51%	71%	89%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.63	$8.11	$7.60	$7.69	$8.57	$8.59
Income From Investment Operations:
Net investment income[1]	0.14	0.32	0.30	0.32	0.44	0.52
Net realized and unrealized gain (loss)	(0.03)	(0.47)	0.53	(0.05)	(0.93)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.11	(0.15)	0.83	0.27	(0.49)	0.49
Less Distributions:
Distributions from net investment income	(0.14)	(0.33)	(0.32)	(0.36)	(0.39)	(0.51)
Net Asset Value, End of Period	$7.60	$7.63	$8.11	$7.60	$7.69	$8.57
Total Return[2]	1.44%	(1.93)%	11.08%	3.67%	(5.91)%	5.78%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.89%	0.89%	0.90%[4]	0.91%[4]	0.89%
Net investment income	3.65%[3]	4.04%	3.79%	4.30%	5.41%	5.95%
Expense waiver/reimbursement[5]	0.18%[3]	0.17%	0.16%	0.16%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,893	$152,820	$184,305	$197,858	$214,025	$211,873
Portfolio turnover	27%	105%	51%	71%	89%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 0.91% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.65	$8.12	$7.62	$7.70	$8.58	$8.60
Income From Investment Operations:
Net investment income[1]	0.13	0.31	0.28	0.30	0.43	0.47
Net realized and unrealized gain (loss)	(0.03)	(0.46)	0.52	(0.04)	(0.93)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.15)	0.80	0.26	(0.50)	0.47
Less Distributions:
Distributions from net investment income	(0.13)	(0.32)	(0.30)	(0.34)	(0.38)	(0.49)
Net Asset Value, End of Period	$7.62	$7.65	$8.12	$7.62	$7.70	$8.58
Total Return[3]	1.34%	(1.99)%	10.69%	3.54%	(6.01)%	5.59%
Ratios to Average Net Assets:
Net expenses	1.08%[4]	1.09%	1.09%	1.13%[5]	1.06%[5]	1.14%
Net investment income	3.47%[4]	3.84%	3.60%	4.08%	5.39%	5.38%
Expense waiver/reimbursement[6]	0.36%[4]	0.35%	0.35%	0.34%	0.34%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$998	$1,076	$1,123	$1,175	$1,455	$378
Portfolio turnover	27%	105%	51%	71%	89%	41%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13% and 1.05% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.65	$8.12	$7.62	$7.70	$8.58	$8.61
Income From Investment Operations:
Net investment income[1]	0.15	0.34	0.32	0.34	0.46	0.54
Net realized and unrealized gain (loss)	(0.04)	(0.46)	0.52	(0.04)	(0.93)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.11	(0.12)	0.84	0.30	(0.47)	0.50
Less Distributions:
Distributions from net investment income	(0.15)	(0.35)	(0.34)	(0.38)	(0.41)	(0.53)
Net Asset Value, End of Period	$7.61	$7.65	$8.12	$7.62	$7.70	$8.58
Total Return[2]	1.43%	(1.54)%	11.20%	4.07%	(5.66)%	5.92%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.63%	0.63%	0.64%[4]	0.65%[4]	0.64%
Net investment income	3.90%[3]	4.30%	4.04%	4.57%	5.65%	6.19%
Expense waiver/reimbursement[5]	0.19%[3]	0.17%	0.17%	0.16%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$196,214	$252,899	$310,996	$302,660	$372,679	$472,785
Portfolio turnover	27%	105%	51%	71%	89%	41%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.65% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $619,157,081 of investment in affiliated holdings) (identified cost $1,267,510,656)		$1,211,738,784
Cash		363,656
Cash denominated in foreign currencies (identified cost $23,892)		23,181
Restricted cash (Note 2)		3,301,232
Income receivable		2,088,652
Income receivable from affiliated holdings		2,722,833
Receivable for investments sold		1,326,077
Receivable for shares sold		414,481
TOTAL ASSETS		1,221,978,896
Liabilities:
Payable for investments purchased	$607,940
Payable for shares redeemed	1,931,756
Written options outstanding (premium $78,395), at value	152,500
Payable for daily variation margin on futures contracts	1,241,343
Payable for investment adviser fee (Note 5)	16,347
Payable for administrative fees (Note 5)	2,668
Payable for transfer agent fee	202,799
Payable for Directors'/Trustees' fees (Note 5)	159
Payable for distribution services fee (Note 5)	282,611
Payable for other service fees (Notes 2 and 5)	207,299
Accrued expenses (Note 5)	98,858
TOTAL LIABILITIES		4,744,280
Net assets for 159,968,579 shares outstanding		$1,217,234,616
Net Assets Consist of:
Paid-in capital		$1,499,808,670
Total distributable earnings (loss)		(282,574,054)
TOTAL NET ASSETS		$1,217,234,616
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($449,897,444 ÷ 59,135,712 shares outstanding), no par value, unlimited shares authorized	$7.61
Offering price per share (100/94.50 of $7.61)	$8.05
Redemption proceeds per share	$7.61
Class B Shares:
Net asset value per share ($62,442,141 ÷ 8,193,238 shares outstanding), no par value, unlimited shares authorized	$7.62
Offering price per share	$7.62
Redemption proceeds per share (94.50/100 of $7.62)	$7.20
Class C Shares:
Net asset value per share ($367,789,434 ÷ 48,335,140 shares outstanding), no par value, unlimited shares authorized	$7.61
Offering price per share	$7.61
Redemption proceeds per share (99.00/100 of $7.61)	$7.53
Class F Shares:
Net asset value per share ($139,893,408 ÷ 18,406,469 shares outstanding), no par value, unlimited shares authorized	$7.60
Offering price per share (100/99.00 of $7.60)	$7.68
Redemption proceeds per share (99.00/100 of $7.60)	$7.52
Class R Shares:
Net asset value per share ($998,381 ÷ 131,083 shares outstanding), no par value, unlimited shares authorized	$7.62
Offering price per share	$7.62
Redemption proceeds per share	$7.62
Institutional Shares:
Net asset value per share ($196,213,808 ÷ 25,766,937 shares outstanding), no par value, unlimited shares authorized	$7.61
Offering price per share	$7.61
Redemption proceeds per share	$7.61
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Dividends (including $17,836,113 received from affiliated holdings* and net of foreign taxes withheld of $246,206)			$27,113,595
Interest			2,145,900
TOTAL INCOME			29,259,495
Expenses:
Investment adviser fee (Note 5)		$3,863,295
Administrative fee (Note 5)		513,766
Custodian fees		36,550
Transfer agent fee (Note 2)		641,588
Directors'/Trustees' fees (Note 5)		5,717
Auditing fees		17,841
Legal fees		7,666
Portfolio accounting fees		104,021
Distribution services fee (Note 5)		1,719,235
Other service fees (Notes 2 and 5)		1,336,904
Share registration costs		50,662
Printing and postage		48,622
Miscellaneous (Note 5)		18,073
TOTAL EXPENSES		8,363,940
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(707,895)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(376,450)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,084,345)
Net expenses			7,279,595
Net investment income			$21,979,900
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $5,565,534 on sales of investments in affiliated holdings*)	$(8,340,632)
Net realized loss on foreign currency transactions	(59,833)
Net realized gain on foreign exchange contracts	1,053
Net realized loss on futures contracts	(3,436,784)
Net realized loss on written options	(201,193)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $16,232,525 on investments in affiliated holdings*)	5,072,906
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	312
Net change in unrealized appreciation of futures contracts	412,474
Net change in unrealized appreciation of written options	(74,105)
Net realized and unrealized gain (loss) on investments, futures contracts, written options, foreign exchange contracts and foreign currency transactions	(6,625,802)
Change in net assets resulting from operations	$15,354,098
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,979,900	$60,801,860
Net realized gain (loss)	(12,037,389)	79,631,109
Net change in unrealized appreciation/depreciation	5,411,587	(169,264,820)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,354,098	(28,831,851)
Distributions to Shareholders:
Class A Shares	(8,507,788)	(22,858,830)
Class B Shares	(923,115)	(2,682,416)
Class C Shares	(5,525,582)	(17,305,981)
Class F Shares	(2,654,467)	(7,039,628)
Class R Shares	(17,539)	(43,554)
Institutional Shares	(4,094,626)	(12,271,659)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,723,117)	(62,202,068)
Share Transactions:
Proceeds from sale of shares	53,113,874	129,139,021
Net asset value of shares issued to shareholders in payment of distributions declared	20,575,243	58,917,729
Cost of shares redeemed	(237,695,920)	(508,625,458)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(164,006,803)	(320,568,708)
Change in net assets	(170,375,822)	(411,602,627)
Net Assets:
Beginning of period	1,387,610,438	1,799,213,065
End of period	$1,217,234,616	$1,387,610,438
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,084,345 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$232,125	$(183,166)
Class B Shares	37,705	(9,902)
Class C Shares	192,626	(49,887)
Class F Shares	72,035	(47,821)
Class R Shares	1,125	–
Institutional Shares	105,972	(84,389)
TOTAL	$641,588	$(375,165)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$583,843
Class B Shares	81,999
Class C Shares	490,224
Class F Shares	180,838
TOTAL	$1,336,904
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
As of May 31, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $122,960,758 and $84,206,443, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to seek to increase yield, return and income and to manage currency, individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments
The average market value of purchased put and call options held by the Fund throughout the period was $291,050 and $180,557, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report

The average market value of written put and call options held by the Fund throughout the period was $21,614 and $600, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Total investment in securities, at value-options	$657,400
Equity contracts			Payable for daily variation margin on futures contracts	$(1,012,276)*
Equity contracts			Written option contracts outstanding at value	$152,500
Interest rate contracts			Payable for daily variation margin on futures contracts	$432,910*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$657,400		$(426,866)
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options[1]	Written Options	Total
Interest rate contracts	$(1,258,320)	$—	$—	$—	$(1,258,320)
Equity contracts	(2,178,464)	—	(309,649)	(201,193)	(2,689,306)
Foreign exchange contracts	—	1,053	—	—	1,053
TOTAL	$(3,436,784)	$1,053	$(309,649)	$(201,193)	$(3,946,573)
1	The net realized loss on Purchased Options is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options[2]	Written Options	Total
Interest rate contracts	$(302,013)	$—	$—	$(302,013)
Equity contracts	714,487	1,881,520	(74,105)	2,521,902
TOTAL	$412,474	$1,881,520	$(74,105)	$2,219,889
2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,817,585	$21,260,971	5,384,269	$43,008,853
Shares issued to shareholders in payment of distributions declared	1,075,914	8,188,540	2,766,340	22,030,971
Shares redeemed	(8,638,930)	(65,627,195)	(20,051,244)	(160,341,985)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,745,431)	$(36,177,684)	(11,900,635)	$(95,302,161)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	43,473	$328,218	63,795	$606,293
Shares issued to shareholders in payment of distributions declared	111,991	853,515	310,382	2,476,523
Shares redeemed	(994,827)	(7,605,984)	(2,181,321)	(17,443,122)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(839,363)	$(6,424,251)	(1,807,144)	$(14,360,306)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,278,210	$9,596,567	2,389,249	$19,026,512
Shares issued to shareholders in payment of distributions declared	690,719	5,255,878	2,068,464	16,488,294
Shares redeemed	(9,107,316)	(69,040,142)	(22,906,330)	(182,982,022)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(7,138,387)	$(54,187,697)	(18,448,617)	$(147,467,216)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	477,751	$3,573,734	717,140	$5,705,850
Shares issued to shareholders in payment of distributions declared	331,760	2,521,732	841,416	6,692,412
Shares redeemed	(2,430,206)	(18,502,556)	(4,267,413)	(34,029,247)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,620,695)	$(12,407,090)	(2,708,857)	$(21,630,985)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	7,255	$55,294	36,331	$290,500
Shares issued to shareholders in payment of distributions declared	1,868	14,237	4,600	36,647
Shares redeemed	(18,806)	(141,773)	(38,438)	(309,284)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(9,683)	$(72,242)	2,493	$17,863
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,420,309	$18,299,090	7,574,511	$60,501,013
Shares issued to shareholders in payment of distributions declared	491,701	3,741,341	1,404,598	11,192,882
Shares redeemed	(10,224,501)	(76,778,270)	(14,193,191)	(113,519,798)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,312,491)	$(54,737,839)	(5,214,082)	$(41,825,903)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(21,666,050)	$(164,006,803)	(40,076,842)	$(320,568,708)
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $1,266,883,299. The net unrealized depreciation of investments for federal tax purposes was $54,738,415. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,254,423 and net unrealized depreciation from investments for those securities having an excess of cost over value of $90,992,838. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, the Fund had a capital loss carryforward of $230,910,415 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$230,910,415	$—	$230,910,415
At November 30, 2018, for federal income tax purposes, the Fund had $648,996 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse other operating expenses of the Fund. For the six months ended May 31, 2019, the Adviser voluntarily waived $705,532 of its fee and reimbursed $375,165 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $2,363.
Semi-Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2019, the Sub-Adviser earned a fee of $869,654.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$245,995	$–
Class C Shares	1,470,671	–
Class R Shares	2,569	(1,285)
TOTAL	$1,719,235	$(1,285)
Semi-Annual Shareholder Report

For the six months ended May 31, 2019, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC retained $282,415 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $17,490 and $147 in sales charges from the sale of Class A Shares and Class F Shares, respectively. FSC also retained $6,145, $60,250, $6,705 and $20,566 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $95,984 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.73%, 1.71%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended May 31, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,821,347 and $4,883,631 respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$340,800,857
Sales	$495,788,333
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.40	$4.42
Class B Shares	$1,000	$1,010.20	$8.52
Class C Shares	$1,000	$1,010.30	$8.47
Class F Shares	$1,000	$1,014.40	$4.47
Class R Shares	$1,000	$1,013.40	$5.42
Institutional Shares	$1,000	$1,015.70	$3.17
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.43
Class B Shares	$1,000	$1,016.40	$8.55
Class C Shares	$1,000	$1,016.50	$8.50
Class F Shares	$1,000	$1,020.50	$4.48
Class R Shares	$1,000	$1,019.50	$5.44
Institutional Shares	$1,000	$1,021.80	$3.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.70%
Class C Shares	1.69%
Class F Shares	0.89%
Class R Shares	1.08%
Institutional Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Capital Income Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the
Semi-Annual Shareholder Report

overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the
Semi-Annual Shareholder Report

Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019